OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 681	$ 696
Government authorities	1,512	570
Others	255	175
Total other accounts receivable and prepaid expenses	$ 2,448	$ 1,441